Other operating income/(expenses)	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Other operating income/(expenses)
7. Other operating income/(expenses)

Million US dollar	2024	2023	2022

Brazilian tax credits	49	44	201
Government grants	384	374	311
Net gain on disposal of property, plant and equipment, intangible assets and assets held for sale	88	73	82
License income	32	31	27
Net rental and other operating income	226	256	220
Other operating income/(expenses)	779	778	841
In 2024, Ambev, a subsidiary of AB InBev, recognized 49m US dollar income in Other operating income related to tax credits (2023: 44m US dollar; 2022: 201m US dollar). Additionally, in 2024, Ambev recognized 142m US dollar (2023: 168m US dollar; 2022: 168m US dollar) of interest income on tax credits in Finance income (refer to Note 11
Finance cost and income
).
The income from government grants primarily relate to fiscal incentives given by certain Brazilian states and Chinese provinces, based on the company’s operations and developments in those regions.